Borrowings - Short-Term Credit Facilities (Details) - USD ($)			6 Months Ended		12 Months Ended
	Oct. 17, 2014	Jun. 24, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Aug. 06, 2014	Mar. 06, 2013	Feb. 17, 2012	Aug. 08, 2011	Jun. 29, 2011
Short-Term Credit Facilities
Interest expense			$ 14,861,000	$ 15,299,000
Virtu Financial, LLC and subsidiaries
Short-Term Credit Facilities
Interest expense					$ 30,894,000	$ 24,646,000	$ 26,460,000
Short-Term Credit Facilities
Short-Term Credit Facilities
Outstanding principal balance			228,900,000		$ 183,000,000
Interest expense			$ 2,700,000	$ 1,600,000
Short-term credit facility April 2010 | Virtu Financial, LLC and subsidiaries
Short-Term Credit Facilities
Interest rate at end of period (as a percent)					2.05%
Interest rate (as a percent)						1.68%
Outstanding principal balance					$ 26,700,000	$ 13,300,000
Interest expense					$ 500,000	$ 500,000	600,000
Short-term credit facility April 2010 | Base rate | Virtu Financial, LLC and subsidiaries
Short-Term Credit Facilities
Interest rate margin (as a percent)					2.00%	2.00%
Short-term credit facility April 2010 | Prime rate | Virtu Financial, LLC and subsidiaries
Short-Term Credit Facilities
Interest rate margin (as a percent)					2.00%	2.00%
Short-term credit facility June 2011 | Virtu Financial, LLC and subsidiaries
Short-Term Credit Facilities
Available for borrowing capacity										$ 300,000,000		$ 200,000,000
Outstanding principal balance					$ 124,300,000	$ 206,100,000
Interest expense					$ 2,100,000	$ 2,200,000	2,200,000
Short-term credit facility June 2011 | Federal funds rate | Virtu Financial, LLC and subsidiaries
Short-Term Credit Facilities
Interest rate margin (as a percent)					1.00%	1.00%
Target rate (as a percent)					0.25%	0.25%
Short-term credit facility August 2011 | Virtu Financial, LLC and subsidiaries
Short-Term Credit Facilities
Available for borrowing capacity											$ 10,000,000
Outstanding principal balance					$ 0	$ 0
Interest expense					100,000	50,000	$ 0
Short-term credit facility March 2013 | Virtu Financial, LLC and subsidiaries
Short-Term Credit Facilities
Outstanding principal balance					31,900,000	21,200,000
Interest expense					$ 500,000	$ 400,000
Short-term credit facility March 2013 | Federal funds rate | Virtu Financial, LLC and subsidiaries
Short-Term Credit Facilities
Interest rate at end of period (as a percent)					2.12%	2.08%
Interest rate margin (as a percent)					2.00%	2.00%
Short term credit facility June 2014 | Virtu Financial, LLC and subsidiaries
Short-Term Credit Facilities
Available for borrowing capacity		$ 20,000,000
Outstanding principal balance					$ 100,000
Interest expense					20,000
Short term credit facility June 2014 | LIBOR rate | Virtu Financial, LLC and subsidiaries
Short-Term Credit Facilities
Interest rate margin (as a percent)		1.10%
Short term credit facility August 2014 | Virtu Financial, LLC and subsidiaries
Short-Term Credit Facilities
Available for borrowing capacity	$ 5,000,000							$ 3,000,000
Interest rate (as a percent)	9.00%
Outstanding principal balance					0
Interest expense					100,000
Minimum number of business days' notice by financial institution to change interest rate	10 days
Minimum | Short-term credit facility April 2010 | Virtu Financial, LLC and subsidiaries
Short-Term Credit Facilities
Available for borrowing capacity					$ 35,000,000	$ 35,000,000
Maximum borrowing capacity as a percentage of initial margin requirement					80.00%	80.00%
Minimum | Short-term credit facility March 2013 | Virtu Financial, LLC and subsidiaries
Short-Term Credit Facilities
Available for borrowing capacity									$ 40,000,000
Maximum borrowing capacity as a percentage of initial margin requirement									80.00%